Retirement Benefit Plans - Total Defined Benefit Plan Amount Charged to Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Net interest income	£ (7)	£ (5)	£ (18)
Current service cost	41	31	33
Past service cost	41	1	1
Administration costs	8	8	8
Total	£ 83	£ 35	£ 24